Investments in Equity Investees - Summarized Balance Sheets (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Consumer Health | Commercial Platform | Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Summarized balance sheet
Current assets	$ 142,306	$ 116,020
Non-current assets	102,819	100,353
Current liabilities	(93,365)	(73,974)
Non-current liabilities	(17,481)	(17,302)
Net assets	134,279	125,097
Non-controlling interests	(3,090)	(3,113)
Net assets, excluding non-controlling interests	131,189	121,984	$ 120,953	$ 110,616
Prescription Drugs | Commercial Platform | Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Summarized balance sheet
Current assets	148,151	124,512
Non-current assets	101,305	98,532
Current liabilities	(78,528)	(84,357)
Non-current liabilities	(7,454)	(6,909)
Net assets	163,474	131,778
Net assets, excluding non-controlling interests	163,474	131,778	165,356	132,731
Drug R&D | Innovation Platform | Nutrition Science Partners Limited ("NSPL")
Summarized balance sheet
Current assets	16,633	17,320
Current liabilities	(415)	(1,117)
Net assets	16,218	16,203
Net assets, excluding non-controlling interests	$ 16,218	$ 16,203	$ 36,207	$ 38,401